Stock-based Compensation - Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair values at the measurement date (grant date) (in usd per share)	$ 23.36	$ 25.44
Dividend yield (%)	0.00%	0.00%
Expected volatility (%), minimum	61.00%	61.00%
Expected volatility (%), maximum	72.00%	72.00%
Risk-free interest rate (%), minimum	0.50%	0.50%
Risk-free interest rate (%), maximum	1.40%	1.20%
Weighted Average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (USD per share)	$ 6.79		$ 3.36